Consolidated Balance Sheet - EUR (€) € in Millions	Jun. 30, 2018	Dec. 31, 2017
Assets [Abstract]
Cash and central bank balances	€ 208,086	€ 225,655
Interbank balances (w/o central banks)	10,872	9,265
Central bank funds sold and securities purchased under resale agreements	7,725	9,971
Securities borrowed	916	16,732
Financial assets at fair value through profit or loss [Abstract]
Trading assets	160,646	184,661
Positive market values from derivative financial instruments	347,582	361,032
Non-trading financial assets mandatory at fair value through profit and loss	93,370	0
Financial assets designated at fair value through profit or loss	673	91,276
Total financial assets at fair value through profit or loss	602,270	636,970
Financial assets at fair value through other comprehensive income	48,812	0
Financial assets available for sale	0	49,397
Equity method investments	851	866
Loans at amortized cost	390,965	401,699
Securities held to maturity	0	3,170
Property and equipment	2,540	2,663
Goodwill and other intangible assets	8,982	8,839
Other assets	130,663	101,491
Assets for current tax	1,227	1,215
Deferred tax assets	7,050	6,799
Total assets	1,420,960	1,474,732
Liabilities and equity [Abstract]
Deposits	558,486	581,873
Central bank funds purchased and securities sold under repurchase agreements	14,310	18,105
Securities loaned	6,486	6,688
Financial liabilities at fair value through profit or loss [Abstract]
Trading liabilities	60,712	71,462
Negative market values from derivative financial instruments	333,375	342,726
Financial liabilities designated at fair value through profit or loss	39,920	63,874
Investment contract liabilities	560	574
Total financial liabilities at fair value through profit or loss	434,567	478,636
Other short-term borrowings	17,693	18,411
Other liabilities	155,095	132,208
Provisions	3,349	4,158
Liabilities for current tax	922	1,001
Deferred tax liabilities	494	346
Long-term debt	157,553	159,715
Trust preferred securities	3,143	5,491
Obligation to purchase common shares	0	0
Total liabilities	1,352,099	1,406,633
Common shares, no par value, nominal value of EUR 2.56	5,291	5,291
Additional paid-in capital	40,141	39,918
Retained earnings	16,985	17,454
Common shares in treasury, at cost	(75)	(9)
Equity classified as obligation to purchase common shares	0	0
Accumulated other comprehensive income (loss), net of tax	315	520
Total shareholders equity	62,656	63,174
Additional equity components	4,675	4,675
Noncontrolling interests	1,529	250
Total equity	68,861	68,099
Total liabilities and equity	€ 1,420,960	€ 1,474,732